Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 1,636,254	$ 1,528,850
Ireland
Segment Reporting Information [Line Items]
Assets	536,746	495,747
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	303,123	324,086
United States
Segment Reporting Information [Line Items]
Assets	739,340	648,559
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 57,045	$ 60,458